AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2022
	Shares	Value
Common Stocks - 99.0%
Consumer Discretionary - 14.7%
Barratt Developments PLC (United Kingdom)	1,957,955	$10,952,142
BYD Co., Ltd., Class H (China)	416,500	16,788,907
KB Home (United States)	506,456	14,413,738
LKQ Corp. (United States)	123,270	6,051,324
Shimano, Inc. (Japan)	93,100	15,683,334
TopBuild Corp. (United States)*	88,405	14,777,780
Yamaha Corp. (Japan)	220,700	9,098,344

Total Consumer Discretionary		87,765,569
Consumer Staples - 6.2%
Kerry Group PLC, Class A (Ireland)	109,783	10,498,775
McCormick & Co., Inc., Non-Voting Shares (United States)	142,620	11,873,115
Sprouts Farmers Market, Inc. (United States)*,1	581,520	14,724,086

Total Consumer Staples		37,095,976
Financials - 11.1%
Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)[1]	1,136,619	15,781,955
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (United States)[1]	400,750	15,172,395
HDFC Bank, Ltd., ADR (India)	184,304	10,129,348
ORIX Corp. (Japan)	852,500	14,287,772
Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,612,000	11,095,791

Total Financials		66,467,261
Health Care - 14.1%
Biogen, Inc. (United States)*	45,349	9,248,475
BioNTech SE, ADR (Germany)	59,780	8,913,198
China Traditional Chinese Medicine Holdings Co., Ltd. (Hong Kong)	22,416,000	13,918,425
CSL, Ltd. (Australia)	52,382	9,726,019
Gilead Sciences, Inc. (United States)	177,415	10,966,021
Hoya Corp. (Japan)	86,400	7,394,366
Illumina, Inc. (United States)*	34,043	6,276,168
Regeneron Pharmaceuticals, Inc. (United States)*	15,125	8,940,841
Sonova Holding AG (Switzerland)	27,615	8,825,246

Total Health Care		84,208,759
Industrials - 17.6%
The AZEK Co., Inc. (United States)*,1	407,700	6,824,898
Carrier Global Corp. (United States)[1]	443,562	15,817,421
Daikin Industries, Ltd. (Japan)	59,400	9,537,212
Kurita Water Industries, Ltd. (Japan)	329,300	11,920,132
Schneider Electric SE (France)	107,624	12,823,999
	Shares	Value

Spirax-Sarco Engineering PLC (United Kingdom)	68,025	$8,204,405
TOMRA Systems A.S.A. (Norway)	518,760	9,736,067
Vestas Wind Systems A/S (Denmark)	340,374	7,237,033
Westinghouse Air Brake Technologies Corp. (United States)	88,134	7,234,039
Xylem, Inc. (United States)	197,650	15,452,277

Total Industrials		104,787,483
Information Technology - 18.6%
Adobe, Inc. (United States)*	35,956	13,162,053
Applied Materials, Inc. (United States)	107,156	9,749,053
Ciena Corp. (United States)*	147,480	6,739,836
Enphase Energy, Inc. (United States)*	79,580	15,537,199
First Solar, Inc. (United States)*	97,278	6,627,550
Infineon Technologies AG (Germany)	268,550	6,532,620
Intuit, Inc. (United States)	35,829	13,809,930
Pagseguro Digital, Ltd., Class A (Brazil)*	603,915	6,184,090
PayPal Holdings, Inc. (United States)*	152,605	10,657,933
salesforce.com, Inc. (United States)*	75,415	12,446,491
Xinyi Solar Holdings, Ltd. (China)	6,366,000	9,864,443

Total Information Technology		111,311,198
Materials - 10.1%
Borregaard A.S.A. (Norway)	743,906	12,159,919
Croda International PLC (United Kingdom)	84,089	6,646,563
Ecolab, Inc. (United States)	55,410	8,519,842
Koninklijke DSM NV (Netherlands)[1]	76,812	11,003,362
Novozymes A/S, Class B (Denmark)	156,888	9,441,984
Sociedad Quimica y Minera de Chile, S.A., ADR (Chile)	75,520	6,308,186
Umicore, S.A. (Belgium)[1]	172,383	6,042,719

Total Materials		60,122,575
Real Estate - 2.8%
Vonovia SE (Germany)	249,428	7,717,421
Weyerhaeuser Co., REIT (United States)	267,365	8,855,129

Total Real Estate		16,572,550
Utilities - 3.8%
American Water Works Co., Inc. (United States)	62,778	9,339,483
Orsted A.S. (Denmark)[2]	127,688	13,448,601

Total Utilities		22,788,084

Total Common Stocks (Cost $747,718,250)		591,119,455

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 1.2%
Joint Repurchase Agreements - 0.2%[3]
National Bank Financial, dated 06/30/22, due 07/01/22, 1.590% total to be received $1,000,044 (collateralized by various U.S. Treasuries, 0.000% - 2.750%, 07/01/22 - 09/09/49, totaling $1,020,001)	$1,000,000	$1,000,000
Nomura Securities International, Inc., dated 06/30/22, due 07/01/22, 1.540% total to be received $467,248 (collateralized by various U.S. Government Agency Obligations, 1.500% - 6.500%, 07/01/27 - 06/01/52, totaling $476,573)	467,228	467,228

Total Joint Repurchase Agreements		1,467,228

	Shares	Value
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.35%[4]	3,756,854	$3,756,854
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.37%[4]	1,935,455	1,935,455

Total Other Investment Companies		5,692,309

Total Short-Term Investments (Cost $7,159,537)		7,159,537
Total Investments - 100.2% (Cost $754,877,787)		598,278,992
Other Assets, less Liabilities - (0.2)%		(938,291)
Net Assets - 100.0%		$597,340,701

*	Non-income producing security.
[1]	Some of these securities, amounting to $11,442,273 or 1.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of this security amounted to $13,448,601 or 2.3% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$94,914,135	$16,397,063	—	$111,311,198
Industrials	45,328,635	59,458,848	—	104,787,483
Consumer Discretionary	35,242,842	52,522,727	—	87,765,569
Health Care	44,344,703	39,864,056	—	84,208,759
Financials	41,083,698	25,383,563	—	66,467,261
Materials	14,828,028	45,294,547	—	60,122,575
Consumer Staples	26,597,201	10,498,775	—	37,095,976
Utilities	9,339,483	13,448,601	—	22,788,084
Real Estate	8,855,129	7,717,421	—	16,572,550
Short-Term Investments
Joint Repurchase Agreements	—	1,467,228	—	1,467,228
Other Investment Companies	5,692,309	—	—	5,692,309
Total Investments in Securities	$326,226,163	$272,052,829	—	$598,278,992

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended June 30, 2022, there were no transfers in or out of Level 3.

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at June 30, 2022, was as follows:
Country	% of Long-Term Investments
Australia	1.6
Belgium	1.0
Brazil	1.0
Chile	1.1
China	6.4
Denmark	5.1
France	2.2
Germany	3.9
Hong Kong	2.3
India	1.7
Indonesia	2.7
Ireland	1.8
Japan	11.5
Netherlands	1.9
Norway	3.7
Switzerland	1.5
United Kingdom	4.4
United States	46.2
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$11,442,273	$1,467,228	$10,234,231	$11,701,459
The following table summarizes the securities received as collateral for securities lending at June 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.625%	07/31/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.